Risk Management Section - EU MR3: Internal Model Approach values for trading portfolios (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	€ 13	€ 6
Maximum [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	16	15
Average [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	9	8
Minimum [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	5	5
VaR (10 day 99%) [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	40	17
VaR (10 day 99%) [member] | Maximum [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	46	43
VaR (10 day 99%) [member] | Average [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	25	22
VaR (10 day 99%) [member] | Minimum [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	15	14
Stressed VaR (10 day 99%) [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	124	67
Stressed VaR (10 day 99%) [member] | Maximum [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	139	96
Stressed VaR (10 day 99%) [member] | Average [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	73	56
Stressed VaR (10 day 99%) [member] | Minimum [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	41	33
Incremental Risk Charge (99.9%) [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	58	78
Incremental Risk Charge (99.9%) [member] | Maximum [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	107	158
Incremental Risk Charge (99.9%) [member] | Average [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	62	114
Incremental Risk Charge (99.9%) [member] | Minimum [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	€ 40	€ 78